SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)	Dec. 31, 2021
GloBE effective tax rate [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Effective minimum tax rate on profit	15.00%